Document and Entity Information	Feb. 01, 2023
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 01, 2023
Entity File Number	001-39085
Entity Registrant Name	HBT FINANCIAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1117216
Entity Address, Address Line One	401 North Hershey Road
Entity Address, City or Town	Bloomington
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	61704
City Area Code	888
Local Phone Number	897-2276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0000775215
Amendment Flag	false